Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income	$ 8,895	$ 11,870
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	3,095	2,634
Amortization and write-off of special survey costs	194	176
Allowance for credit losses		(75)
Amortization and write-off of financing costs	114	126
Amortization of restricted common stock grants	17	47
Loss from debt extinguishment		287
Loss from financial derivative instrument		59
Gain on sale of vessels, net		(8,017)
Changes in assets and liabilities:
Inventories	(1,154)	1,053
Due from related parties	178	50
Trade accounts receivable, net	(253)	6,398
Prepayments and other assets	(1,133)	(339)
Insurance claim receivable		608
Special survey cost	(4)	(814)
Trade accounts payable	241	(491)
Hire collected in advance	(296)	(1,215)
Accrued and other liabilities	785	(88)
Net cash provided by operating activities	10,679	12,269
Cash flow from investing activities:
Proceeds from the sale of vessel, net		24,291
Vessel acquisitions	(44,969)
Vessel additions	(24)	(21)
Short-term investment in time deposits	3,000
Net cash (used in)/provided by investing activities	(41,993)	24,270
Cash flows from financing activities:
Proceeds from long-term debt	31,000	15,500
Repayment of long-term debt	(3,313)	(21,697)
Contributions from non-controlling interests to Joint Venture	5,880
Partial redemption of Series A Convertible Preferred shares	(2,500)
Repayment of promissory note		(6,000)
Financial derivative instrument		561
Payment of financing costs	(267)	(148)
Preferred stock dividends paid	(391)	(405)
Common stock re-purchase program	(380)	(91)
Deemed dividend	(7,493)
Net cash provided by/(used in) financing activities	22,536	(12,280)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(8,778)	24,259
Cash and cash equivalents and restricted cash at the beginning of the period	36,339	10,189
Cash and cash equivalents and restricted cash at the end of the period	27,561	34,448
SUPPLEMENTAL INFORMATION:
Cash paid for interest	2,815	2,598
Non-cash financing activities – issuance of common stock financing acquisition of vessel “Konkar Venture”	$ 1,382